Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Schedule of future minimum payments under non-cancellable operating leases

As of December 31, 2021, future minimum payments under non-cancellable operating leases commitments consist of the following:

Office rental
US$

2022	1,846
2023	223
2024	43
2025 and after	—
2,112